T. ROWE PRICE Ultra Short-Term Bond Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 21.5%
Auto Backed 12.5%
Ally Auto Receivables Trust
Series 2023-A, Class A2
6.15%, 1/17/34 (1) 4,447 4,459
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 3,714 3,708
ARI Fleet Lease Trust
Series 2023-B, Class A2
6.05%, 7/15/32 (1) 4,165 4,195
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85%, 6/15/26  500 481
CarMax Auto Owner Trust
Series 2023-3, Class A2B, FRN
SOFR30A + 0.60%, 5.925%, 11/16/26  2,490 2,494
CarMax Auto Owner Trust
Series 2023-3, Class A3
5.28%, 5/15/28  1,660 1,664
CarMax Auto Owner Trust
Series 2024-1, Class A3
4.92%, 10/16/28  5,410 5,387
Carvana Auto Receivables Trust
Series 2021-N4, Class B
1.24%, 9/11/28  2,125 2,000
Carvana Auto Receivables Trust
Series 2023-N1, Class A
6.36%, 4/12/27 (1) 5,664 5,676
Carvana Auto Receivables Trust
Series 2023-N3, Class A
6.41%, 9/10/27 (1) 3,635 3,651
Carvana Auto Receivables Trust
Series 2023-P3, Class A2
6.09%, 11/10/26 (1) 6,961 6,971
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 2,840 2,840
Drive Auto Receivables Trust
Series 2020-2, Class D
3.05%, 5/15/28  412 409
Drive Auto Receivables Trust
Series 2024-1, Class B
5.31%, 1/16/29  5,440 5,432
Enterprise Fleet Financing
Series 2023-1, Class A2
5.51%, 1/22/29 (1) 10,917 10,919

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 9,575 9,581
Enterprise Fleet Financing
Series 2023-3, Class A2
6.40%, 3/20/30 (1) 9,280 9,423
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 7,025 7,010
Exeter Automobile Receivables Trust
Series 2022-3A, Class B
4.86%, 12/15/26  5,188 5,172
Exeter Automobile Receivables Trust
Series 2022-5A, Class B
5.97%, 3/15/27  3,034 3,032
Exeter Automobile Receivables Trust
Series 2023-1A, Class B
5.72%, 4/15/27  8,978 8,966
Exeter Automobile Receivables Trust
Series 2023-3A, Class B
6.11%, 9/15/27  12,335 12,370
Exeter Automobile Receivables Trust
Series 2023-4A, Class B
6.31%, 10/15/27  3,315 3,334
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  4,690 4,660
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  3,685 3,736
Ford Credit Auto Owner Trust
Series 2020-1, Class B
2.29%, 8/15/31 (1) 5,075 4,911
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class B
5.31%, 5/15/28 (1) 4,495 4,452
GM Financial Automobile Leasing Trust
Series 2022-2, Class B
4.02%, 5/20/26  6,700 6,617
GM Financial Automobile Leasing Trust
Series 2023-2, Class B
5.54%, 5/20/27  3,920 3,908
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A3
5.02%, 3/15/27 (1) 5,240 5,216
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class B
5.35%, 5/15/28 (1) 3,335 3,330

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Bank - CACLN
Series 2021-1, Class B
0.875%, 9/25/28 (1) 194 191
JPMorgan Chase Bank - CACLN
Series 2021-2, Class B
0.889%, 12/26/28 (1) 2,856 2,801
JPMorgan Chase Bank - CACLN
Series 2021-3, Class B
0.76%, 2/26/29 (1) 3,547 3,435
Navistar Financial Dealer Note Master Owner Trust II
Series 2022-1, Class B, FRN
SOFR30A + 1.80%, 7.124%, 5/25/27 (1) 800 801
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 4,275 4,299
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 2,176 2,177
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 3,904 3,896
Octane Receivables Trust
Series 2023-3A, Class A2
6.44%, 3/20/29 (1) 19,075 19,191
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 5,610 5,658
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class B
5.721%, 8/16/32 (1) 1,414 1,410
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 250 250
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class B
1.45%, 10/16/28 (1) 57 57
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 7,000 6,802
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  10,350 10,259
Santander Drive Auto Receivables Trust
Series 2023-1, Class B
4.98%, 2/15/28  3,385 3,362
Santander Drive Auto Receivables Trust
Series 2023-3, Class A3
5.61%, 10/15/27  3,115 3,123

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2023-4, Class A2
6.18%, 2/16/27  7,075 7,093
Santander Drive Auto Receivables Trust
Series 2024-1, Class B
5.23%, 12/15/28  14,965 14,932
Santander Retail Auto Lease Trust
Series 2021-B, Class B
0.84%, 6/20/25 (1) 8,109 8,086
Santander Retail Auto Lease Trust
Series 2021-C, Class B
0.83%, 3/20/26 (1) 10,135 10,097
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 3,105 3,098
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class A2B, FRN
SOFR30A + 0.80%, 6.124%, 3/22/27 (1) 2,496 2,500
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 4,592 4,621
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  787 784
274,927
Collateralized Debt Obligation 2.2%
Apidos XVIII
Series 2018-18A, Class AR, CLO, FRN
3M TSFR + 1.15%, 10/22/30 (1)(2) 9,110 9,110
Marble Point XII
Series 2018-1A, Class A, CLO,FRN
3M TSFR + 1.27%, 6.586%, 7/16/31 (1) 3,990 3,993
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 1/20/32 (1)(2) 13,690 13,690
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 6.51%, 7/30/31 (1) 4,365 4,360
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 6.473%, 1/20/31 (1) 5,700 5,700
Symphony Static I
Series 2021-1A, Class A, CLO, FRN
3M TSFR + 1.092%, 6.416%, 10/25/29 (1) 11,006 11,009
47,862

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Equip Lease Heavy Duty 1.0%
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 4,875 4,860
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 4,295 4,313
MMAF Equipment Finance
Series 2020-BA, Class A5
0.85%, 4/14/42 (1) 2,400 2,275
MMAF Equipment Finance
Series 2023-A, Class A2
5.79%, 11/13/26 (1) 6,981 6,995
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 2,705 2,705
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 1,065 1,063
22,211
Home Equity Loans Backed 0.3%
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 5,718 4,790
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50 (1) 1,382 1,154
5,944
Other Asset-Backed Securities 4.7%
Dell Equipment Finance Trust
Series 2023-2, Class A3
5.65%, 1/22/29 (1) 8,985 9,024
DLLAD
Series 2023-1A, Class A2
5.19%, 4/20/26 (1) 3,199 3,191
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 1,779 1,724
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 2,577 2,494
Hilton Grand Vacations Trust
Series 2018-AA, Class A
3.54%, 2/25/32 (1) 371 362
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 407 387

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2021-2A, Class D
1.29%, 3/20/29 (1) 5,700 5,578
HPEFS Equipment Trust
Series 2022-1A, Class B
1.79%, 5/21/29 (1) 6,000 5,903
HPEFS Equipment Trust
Series 2022-2A, Class C
4.43%, 9/20/29 (1) 5,354 5,276
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 2,415 2,436
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28%, 1/18/28 (1) 2,555 2,563
M&T Equipment Notes
Series 2023-1A, Class A2
6.09%, 7/15/30 (1) 3,070 3,072
M&T Equipment Notes
Series 2023-1A, Class A3
5.74%, 7/15/30 (1) 4,135 4,137
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 42 40
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41 (1) 2,267 2,103
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69 (1) 10,478 9,103
Nelnet Student Loan Trust
Series 2021-DA, Class AFL, FRN
1M TSFR + 0.804%, 6.124%, 4/20/62 (1) 3,598 3,554
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 3,030 2,957
Octane Receivables Trust
Series 2022-1A, Class A2
4.18%, 3/20/28 (1) 2,246 2,224
Octane Receivables Trust
Series 2023-2A, Class A2
5.88%, 6/20/31 (1) 7,005 7,005
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 915 895
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32 (1) 4,440 4,410

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33 (1) 2,327 2,334
Santander Retail Auto Lease Trust
Series 2022-A, Class B
1.61%, 1/20/26 (1) 7,555 7,364
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 4,810 4,786
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 1,776 1,696
Sierra Timeshare Receivables Funding
Series 2020-2A, Class A
1.33%, 7/20/37 (1) 110 105
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 5,277 5,282
Verizon Master Trust
Series 2024-1, Class A1A
5.00%, 12/20/28  2,005 1,999
102,004
Student Loans 0.8%
Navient Private Education Loan Trust
Series 2016-AA, Class A2A
3.91%, 12/15/45 (1) 5,464 5,359
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 492 447
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 2,022 1,826
Navient Private Education Refi Loan Trust
Series 2021-GA, Class A
1.58%, 4/15/70 (1) 9,943 8,583
SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M TSFR + 1.614%, 6.932%, 4/15/32 (1) 163 163
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36 (1) 1,360 1,311
17,689
Total Asset-Backed Securities
(Cost $475,420) 470,637

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CORPORATE BONDS 56.6%
Advertising 0.9%
WPP Finance 2010, 3.75%, 9/19/24  19,500 19,275
19,275
Automotive 4.5%
Daimler Truck Finance North America, FRN, SOFR + 0.75%, 6.104%,
12/13/24 (1) 12,843 12,878
Daimler Truck Finance North America, FRN, SOFR + 1.00%, 6.346%,
4/5/24 (1) 10,000 10,003
Ford Motor Credit, 3.664%, 9/8/24  2,700 2,666
Ford Motor Credit, 4.134%, 8/4/25  4,750 4,626
Ford Motor Credit, 4.389%, 1/8/26  8,152 7,921
Ford Motor Credit, 4.687%, 6/9/25 (3) 2,000 1,970
Ford Motor Credit, 5.125%, 6/16/25  2,000 1,980
Hyundai Capital America, 1.80%, 10/15/25 (1)(3) 7,540 7,108
Hyundai Capital America, 5.25%, 1/8/27 (1) 2,220 2,211
Hyundai Capital America, 5.50%, 3/30/26 (1) 1,610 1,612
Hyundai Capital America, 5.65%, 6/26/26 (1) 4,800 4,817
Kia, 2.375%, 2/14/25  1,900 1,844
LeasePlan, 2.875%, 10/24/24 (1) 11,800 11,578
Nissan Motor, 3.522%, 9/17/25 (1) 5,955 5,727
Nissan Motor Acceptance, 1.125%, 9/16/24 (1) 1,109 1,078
Volkswagen Group of America Finance, 4.625%, 11/13/25 (1) 4,520 4,461
Volkswagen Group of America Finance, 5.80%, 9/12/25 (1) 5,700 5,723
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 11,380 11,575
99,778
Banking 20.8%
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(4) 4,000 4,069
Australia & New Zealand Banking Group, 4.40%, 5/19/26 (1) 8,355 8,108
Bangkok Bank, 4.05%, 3/19/24  5,700 5,695
Bank of America, FRN, SOFR + 0.69%, 6.035%, 4/22/25  5,000 5,003
Bank of Montreal, FRN, SOFRINDX + 0.32%, 5.665%, 7/9/24  10,000 10,009
Banque Federative du Credit Mutuel, 5.088%, 1/23/27 (1)(3) 3,980 3,974
Banque Federative du Credit Mutuel, 5.896%, 7/13/26 (1) 14,800 15,012
Barclays, 4.375%, 1/12/26  800 782
Barclays, 5.20%, 5/12/26  2,505 2,475
Barclays, VR, 5.304%, 8/9/26 (4) 8,300 8,247
BPCE, 4.50%, 3/15/25 (1) 11,881 11,654
BPCE, VR, 1.652%, 10/6/26 (1)(4) 1,229 1,147
CaixaBank, VR, 6.684%, 9/13/27 (1)(4) 11,450 11,641
Capital One Financial, 3.75%, 7/28/26 (3) 1,950 1,874
Capital One Financial, FRN, SOFR + 1.35%, 6.694%, 5/9/25  10,000 10,011
Capital One Financial, VR, 2.636%, 3/3/26 (3)(4) 7,060 6,832
Citigroup, 4.40%, 6/10/25  17,400 17,132
Cooperatieve Rabobank, 3.75%, 7/21/26  1,920 1,839

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Cooperatieve Rabobank, 4.375%, 8/4/25  4,965 4,881
Danske Bank, VR, 3.773%, 3/28/25 (1)(4) 6,675 6,658
Danske Bank, VR, 5.427%, 3/1/28 (1)(4) 4,425 4,434
Danske Bank, VR, 6.466%, 1/9/26 (1)(4) 12,695 12,743
Deutsche Bank, 4.50%, 4/1/25  15,940 15,642
Discover Bank, 2.45%, 9/12/24  13,392 13,146
Emirates NBD Bank, 2.625%, 2/18/25  6,400 6,212
Fifth Third Bancorp, 2.375%, 1/28/25  2,540 2,467
Fifth Third Bank, 3.85%, 3/15/26  10,505 10,124
Fifth Third Bank, VR, 5.852%, 10/27/25 (4) 2,950 2,939
Goldman Sachs Group, FRN, SOFR + 0.50%, 5.854%, 9/10/24  10,000 10,002
Goldman Sachs Group, FRN, SOFR + 1.39%, 6.744%, 3/15/24  5,000 5,002
HDFC Bank, 5.686%, 3/2/26  8,500 8,512
HSBC Holdings, 4.25%, 3/14/24  10,041 10,041
HSBC Holdings, 4.375%, 11/23/26  7,600 7,386
Huntington Bancshares, 2.625%, 8/6/24  3,775 3,723
Huntington National Bank, VR, 5.699%, 11/18/25 (4) 7,745 7,683
ING Groep, VR, 6.083%, 9/11/27 (4) 3,845 3,894
Intesa Sanpaolo, 7.00%, 11/21/25 (1) 2,491 2,535
Intesa Sanpaolo, Series XR, 3.25%, 9/23/24 (1) 8,275 8,137
Lloyds Banking Group, 4.45%, 5/8/25  4,771 4,711
Lloyds Banking Group, 4.50%, 11/4/24  2,050 2,030
Lloyds Banking Group, VR, 2.438%, 2/5/26 (4) 12,665 12,272
Mitsubishi UFJ Financial Group, VR, 5.063%, 9/12/25 (4) 11,165 11,097
Mitsubishi UFJ Financial Group, VR, 5.719%, 2/20/26 (4) 4,310 4,315
Morgan Stanley, FRN, SOFR + 1.165%, 6.51%, 4/17/25  10,000 10,010
NatWest Group, 4.80%, 4/5/26  4,577 4,518
NatWest Markets, FRN, SOFR + 0.53%, 5.874%, 8/12/24 (1) 6,315 6,314
NatWest Markets, FRN, SOFR + 1.45%, 6.803%, 3/22/25 (1) 2,483 2,501
PNC Bank, 4.20%, 11/1/25  5,948 5,807
PNC Financial Services Group, VR, 5.30%, 1/21/28 (3)(4) 1,745 1,744
PNC Financial Services Group, VR, 5.812%, 6/12/26 (3)(4) 4,980 4,988
PNC Financial Services Group, VR, 6.615%, 10/20/27 (4) 5,000 5,140
Santander Holdings USA, 3.244%, 10/5/26  5,750 5,385
Santander Holdings USA, 3.45%, 6/2/25  7,085 6,872
Santander UK Group Holdings, VR, 1.089%, 3/15/25 (4) 10,510 10,492
Societe Generale, 4.25%, 4/14/25 (1) 500 489
Societe Generale, FRN, SOFR + 1.05%, 6.395%, 1/21/26 (1) 10,000 9,983
Societe Generale, VR, 5.519%, 1/19/28 (1)(4) 4,375 4,326
Standard Chartered, 4.30%, 2/19/27 (1)(3) 3,464 3,324
Standard Chartered, FRN, SOFR + 0.93%, 6.274%, 11/23/25 (1) 5,000 4,986
Standard Chartered, VR, 3.971%, 3/30/26 (1)(4) 800 780
Standard Chartered, VR, 6.187%, 7/6/27 (1)(4) 5,800 5,848
Toronto-Dominion Bank, FRN, SOFR + 0.35%, 5.704%, 9/10/24  10,000 9,991
Truist Financial, FRN, SOFR + 0.40%, 5.754%, 6/9/25  20,000 19,951
U.S. Bancorp, VR, 5.727%, 10/21/26 (4) 6,535 6,563

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
UBS Group, VR, 2.593%, 9/11/25 (1)(4) 7,750 7,619
UBS Group, VR, 6.327%, 12/22/27 (1)(4) 5,700 5,791
Woori Bank, 4.75%, 4/30/24  6,800 6,785
456,297
Cable Operators 0.4%
Cox Communications, 3.15%, 8/15/24 (1) 7,900 7,796
7,796
Chemicals 0.9%
Celanese U.S. Holdings, 1.40%, 8/5/26  4,298 3,896
LG Chem, 4.375%, 7/14/25 (3) 7,610 7,484
MEGlobal Canada ULC, 5.00%, 5/18/25  8,850 8,751
20,131
Consumer Products 0.2%
Mattel, 3.375%, 4/1/26 (1)(3) 5,675 5,384
5,384
Drugs 1.2%
BNP Paribas, 4.375%, 9/28/25 (1) 11,650 11,388
BNP Paribas, VR, 2.219%, 6/9/26 (1)(4) 1,685 1,613
Bristol-Myers Squibb, 4.90%, 2/22/27  3,275 3,275
Bristol-Myers Squibb, 4.95%, 2/20/26 (3) 4,620 4,616
Perrigo Finance Unlimited, 3.90%, 12/15/24  679 667
Viatris, 1.65%, 6/22/25  5,207 4,935
26,494
Energy 3.9%
Abu Dhabi National Energy, 4.375%, 6/22/26  8,900 8,756
APA Infrastructure, 4.20%, 3/23/25 (1) 5,000 4,921
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  9,818 9,815
DCP Midstream Operating, 5.375%, 7/15/25  16,597 16,564
Energy Transfer, 5.75%, 4/1/25  10,300 10,274
EQT, 3.125%, 5/15/26 (1) 2,000 1,891
Occidental Petroleum, 5.50%, 12/1/25  2,145 2,142
Occidental Petroleum, 5.875%, 9/1/25  4,778 4,788
Occidental Petroleum, 8.50%, 7/15/27  2,100 2,273
Pioneer Natural Resources, 5.10%, 3/29/26  5,700 5,688
SA Global Sukuk, 1.602%, 6/17/26  9,450 8,710
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1) 3,000 2,829
Western Midstream Operating, 3.10%, 2/1/25  6,623 6,452
85,103
Financial 3.7%
AerCap Ireland Capital, 1.65%, 10/29/24  7,230 7,037
AerCap Ireland Capital, 6.10%, 1/15/27  4,530 4,588
Ally Financial, 3.875%, 5/21/24 (3) 2,600 2,588
Ally Financial, 5.125%, 9/30/24  6,400 6,374
CNO Financial Group, 5.25%, 5/30/25  8,012 7,952
General Motors Financial, 5.40%, 5/8/27  2,325 2,322

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
General Motors Financial, FRN, SOFR + 0.62%, 5.965%, 10/15/24  15,000 15,003
Indian Railway Finance, 3.73%, 3/29/24  8,000 7,987
LSEGA Financing, 0.65%, 4/6/24 (1) 14,175 14,102
QNB Finance, 1.375%, 1/26/26  9,555 8,842
Synchrony Financial, 4.25%, 8/15/24  3,810 3,782
80,577
Food/Tobacco 0.8%
Imperial Brands Finance, 3.125%, 7/26/24 (1) 4,200 4,148
Imperial Brands Finance, 4.25%, 7/21/25 (1) 14,560 14,260
18,408
Foreign Govt & Muni (Excl Canadian) 0.3%
Pelabuhan Indonesia Persero, 4.875%, 10/1/24  5,800 5,768
5,768
Forest Products 0.4%
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  10,000 9,918
9,918
Health Care 1.6%
HCA, 5.00%, 3/15/24  100 100
HCA, 5.25%, 6/15/26  10,880 10,812
HCA, 5.375%, 2/1/25  5,450 5,416
Solventum, 5.45%, 2/25/27 (1) 6,005 6,005
Utah Acquisition Sub, 3.95%, 6/15/26  13,605 13,136
35,469
Insurance 4.8%
Athene Global Funding, 2.514%, 3/8/24 (1) 5,000 4,994
Athene Global Funding, 5.684%, 2/23/26 (1) 4,995 4,978
Athene Global Funding, FRN, SOFRINDX + 0.715%, 6.062%,
1/7/25 (1) 9,850 9,836
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1) 970 963
Brighthouse Financial Global Funding, 1.75%, 1/13/25 (1)(3) 5,000 4,841
Brighthouse Financial Global Funding, FRN, SOFR + 0.76%, 6.105%,
4/12/24 (1) 18,003 18,014
CNO Global Funding, 1.65%, 1/6/25 (1) 2,966 2,857
CNO Global Funding, 1.75%, 10/7/26 (1) 4,895 4,426
Corebridge Financial, 3.50%, 4/4/25  10,330 10,087
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (1) 5,684 5,358
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 11,911 11,891
First American Financial, 4.60%, 11/15/24  9,173 9,097
Voya Financial, 3.65%, 6/15/26 (3) 17,754 17,038
104,380
Manufacturing 1.5%
POSCO, 5.625%, 1/17/26  5,500 5,507
Siemens Financieringsmaatschappij, FRN, SOFR + 0.43%, 5.784%,
3/11/24 (1) 10,000 9,987
VF, 2.40%, 4/23/25  17,729 16,996
32,490

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Metals & Mining 0.0%
Freeport-McMoRan, 5.00%, 9/1/27  883 864
864
Other Telecommunications 0.4%
Axiata, 4.357%, 3/24/26  8,820 8,636
8,636
Pharmaceuticals 0.7%
Bayer U.S. Finance II, 4.25%, 12/15/25 (1) 15,160 14,736
14,736
Real Estate Investment Trust Securities 1.9%
Brixmor Operating Partnership, 3.65%, 6/15/24 (3) 605 601
Brixmor Operating Partnership, 3.85%, 2/1/25  5,300 5,198
Brixmor Operating Partnership, 4.125%, 6/15/26  1,900 1,833
CubeSmart, 4.00%, 11/15/25  3,075 2,991
Healthcare Realty Holdings, 3.50%, 8/1/26  6,253 5,945
Kilroy Realty, 3.45%, 12/15/24  13,122 12,866
Kilroy Realty, 4.375%, 10/1/25  1,800 1,750
Scentre Group Trust 1, 3.50%, 2/12/25 (1) 10,550 10,342
41,526
Retail 1.3%
Advance Auto Parts, 5.90%, 3/9/26  3,070 3,058
Nordstrom, 2.30%, 4/8/24  9,395 9,348
Walgreens Boots Alliance, 3.80%, 11/18/24  15,350 15,081
27,487
Services 0.5%
CDW, 5.50%, 12/1/24  11,075 11,006
Nature Conservancy, Series A, 0.625%, 7/1/24  650 639
11,645
Transportation 0.4%
GATX, 5.40%, 3/15/27  3,230 3,229
Penske Truck Leasing, 2.70%, 11/1/24 (1) 2,519 2,468
Penske Truck Leasing, 3.95%, 3/10/25 (1) 2,900 2,845
8,542
Transportation Services 0.3%
HPHT Finance, 2.875%, 11/5/24  7,278 7,136
7,136
Utilities 2.7%
Constellation Energy Generation, 3.25%, 6/1/25 (3) 6,437 6,257
Edison International, 3.55%, 11/15/24  17,615 17,332
NRG Energy, 3.75%, 6/15/24 (1) 670 664
Pacific Gas & Electric, 4.95%, 6/8/25  9,900 9,774
Southern, STEP, 4.475%, 8/1/24  8,315 8,268
Southern California Edison, FRN, SOFRINDX + 0.83%, 6.181%,
4/1/24  2,475 2,476
Vistra Operations, 3.55%, 7/15/24 (1) 14,655 14,472
59,243

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Wireless Communications 2.5%
American Tower, 1.60%, 4/15/26  15,675 14,538
Crown Castle, 1.05%, 7/15/26  4,605 4,162
Crown Castle, 1.35%, 7/15/25  4,850 4,592
Crown Castle, 4.45%, 2/15/26  9,500 9,326
PT Tower Bersama Infrastructure, 4.25%, 1/21/25  5,550 5,467
Rogers Communications, 3.625%, 12/15/25  5,000 4,842
Sprint, 7.625%, 3/1/26  11,141 11,517
54,444
Total Corporate Bonds
(Cost $1,240,422) 1,241,527
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.5%
Foreign Govt & Muni (Excl Canadian) 0.5%
Japan Treasury Discount Bill, (0.13)%, 5/13/24 (JPY)  1,682,900 11,228
Total Foreign Government Obligations & Municipalities
(Cost $11,273) 11,228
MUNICIPAL SECURITIES 0.0%
Illinois 0.0%
Chicago Transit Auth. Capital Grant Receipts Revenue, 5.00%, 6/1/25  100 101
Total Municipal Securities
(Cost $102) 101
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 10.9%
Commercial Mortgage-Backed Securities 2.9%
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class A, ARM
1M TSFR + 1.097%, 6.415%, 9/15/32 (1) 9,525 9,483
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, ARM
1M TSFR + 1.044%, 6.362%, 10/15/37 (1) 3,800 3,790
BX Trust
Series 2021-ARIA, Class A, ARM
1M TSFR + 1.014%, 6.332%, 10/15/36 (1) 3,100 3,059
Commercial Mortgage Trust
Series 2014-CR21, Class A3
3.528%, 12/10/47  482 471

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2014-UBS6, Class A5
3.644%, 12/10/47  5,200 5,094
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A
3.144%, 12/10/36 (1) 8,905 8,666
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.348%, 6.666%, 12/15/36 (1) 10,000 9,994
GS Mortgage Securities Trust
Series 2021-ROSS, Class A, ARM
1M TSFR + 1.264%, 6.582%, 5/15/26 (1) 6,665 6,199
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M TSFR + 1.734%, 7.052%, 10/15/33 (1) 9,870 9,623
ONE Mortgage Trust
Series 2021-PARK, Class A, ARM
1M TSFR + 0.814%, 6.132%, 3/15/36 (1) 7,110 6,924
63,303
Whole Loans Backed 8.0%
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49 (1) 859 827
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 4,590 3,790
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 9,622 8,250
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 874 826
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
SOFR30A + 1.314%, 6.636%, 1/25/30  254 253
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
SOFR30A + 0.964%, 6.286%, 10/25/30  986 986
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
SOFR30A + 0.964%, 6.286%, 10/25/30  489 489
Connecticut Avenue Securities
Series 2021-R01, Class 1M1, CMO, ARM
SOFR30A + 0.75%, 6.072%, 10/25/41 (1) 43 43
Connecticut Avenue Securities Trust
Series 2023-R05, Class 1M1, CMO, ARM
SOFR30A + 1.90%, 7.221%, 6/25/43 (1) 4,991 5,043

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65 (1) 4,351 4,000
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59 (1) 245 219
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60 (1) 2,689 2,483
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, CMO, ARM
1.382%, 9/27/60 (1) 850 775
GS Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A6, CMO, ARM
2.50%, 10/25/51 (1) 13,595 12,258
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 8,243 6,672
New Residential Mortgage Loan Trust
Series 2023-NQM1, Class A1A, CMO, STEP
6.864%, 10/25/63 (1) 5,448 5,518
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 15,462 12,715
OBX Trust
Series 2018-EXP1, Class 2A1, CMO, ARM
1M TSFR + 0.964%, 6.285%, 4/25/48 (1) 52 51
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 6.335%, 10/25/59 (1) 134 131
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 654 578
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 3,663 3,173
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 1.014%, 6.00%, 12/25/49 (1) 480 452
OBX Trust
Series 2023-NQM10, Class A1, CMO, STEP
6.465%, 10/25/63 (1) 9,227 9,288
Progress Residential Trust
Series 2020-SFR1, Class A
1.732%, 4/17/37 (1) 1,473 1,412
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37 (1) 4,673 4,474

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
PSMC Trust
Series 2021-2, Class A3, CMO, ARM
2.50%, 5/25/51 (1) 10,772 9,432
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 3/25/48 (1) 166 153
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 39 38
SG Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
1.16%, 7/25/61 (1) 14,718 11,775
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 2,815 2,576
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 2,036 1,833
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M1, CMO, ARM
SOFR30A + 0.75%, 6.072%, 10/25/33 (1) 1,819 1,818
Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M1, CMO, ARM
SOFR30A + 0.70%, 6.022%, 12/25/33 (1) 68 68
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 6.622%, 2/25/42 (1) 2,954 2,963
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 8.272%, 6/25/42 (1) 5,879 6,040
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 7.172%, 11/25/43 (1) 2,311 2,342
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 2 2
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1) 32 32
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 120 115
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M TSFR + 0.714%, 5.91%, 2/25/57 (1) 74 76
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
3.642%, 11/25/59 (1) 906 877

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
3.913%, 7/25/59 (1) 333 318
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
3.692%, 11/25/59 (1) 711 686
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60 (1) 322 317
Verus Securitization Trust
Series 2020-4, Class A1, CMO, STEP
1.502%, 5/25/65 (1) 794 744
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 137 136
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 4,899 4,237
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 4,131 3,557
Verus Securitization Trust
Series 2021-5, Class A1, CMO, ARM
1.013%, 9/25/66 (1) 6,503 5,404
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63 (1) 1,755 1,580
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64 (1) 7,255 6,407
Verus Securitization Trust
Series 2023-3, Class A1, CMO, STEP
5.93%, 3/25/68 (1) 8,289 8,276
Verus Securitization Trust
Series 2023-8, Class A1, CMO, STEP
6.259%, 12/25/68 (1) 2,433 2,439
Verus Securitization Trust
Series 2023-INV3, Class A1, CMO, ARM
6.876%, 11/25/68 (1) 4,153 4,216
Verus Securitization Trust
Series 2024-1, Class A1, CMO, ARM
5.712%, 1/25/69 (1) 10,135 10,081

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 2,092 1,895
175,139
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $257,321) 238,442
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U.S. Government Agency Obligations 0.0%
Federal Home Loan Mortgage, CMO, ARM, SOFR30A + 0.464%,
5.789%, 2/15/45  164 159
Federal National Mortgage Assn., CMO, ARM, SOFR30A + 0.514%,
5.836%, 1/25/45  132 128
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $296) 287
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 3.5%
U.S. Treasury Obligations 3.5%
U.S. Treasury Bills, 5.195%, 11/29/24  12,075 11,626
U.S. Treasury Bills, 5.383%, 5/30/24 (3) 12,390 12,228
U.S. Treasury Bills, 5.465%, 4/4/24  18,000 17,910
U.S. Treasury Bills, 5.466%, 4/18/24 (5) 24,420 24,248
U.S. Treasury Notes, 4.625%, 11/15/26  7,400 7,428
U.S. Treasury Notes, 4.875%, 11/30/25  3,330 3,339
76,779
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $76,749) 76,779
SHORT-TERM INVESTMENTS 9.7%
Commercial Paper 9.7%
4(2) 8.8%(6)
Arrow Electronics, 5.705%, 3/6/24  14,400 14,386
Bacardi Martini, 5.601%, 9/1/44  3,500 3,500
Brunswick, 6.022%, 3/15/24  19,000 18,955
Edison Onternational, 5.451%, 3/1/24  7,000 6,999
Fiserv, 5.381%, 3/1/24  16,900 16,897
Harley Davidson Financial Services, 6.035%, 3/4/24  7,750 7,745
Harley Davidson Financial Services, 6.05%, 4/16/24  11,250 11,166

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
International Flavors & Fragrance, 6.014%, 3/1/24  20,000 19,997
International Flavors & Fragrance, 6.026%, 3/27/24  19,000 18,921
International Flavors & Fragrance, 6.031%, 3/28/24  1,000 996
Plains All American Pipeline, 5.601%, 3/1/24  25,500 25,496
Stanley Black & Decker, 6.03%, 3/21/24  3,950 3,938
Stanley Black & Decker, 6.034%, 3/27/24  750 747
Stanley Black & Decker, 6.035%, 3/28/24  15,000 14,936
Walgreens Boots Alliance, 6.435%, 4/1/24  4,700 4,674
Western Midstream Operating, 6.159%, 3/6/24  2,400 2,398
Western Midstream Operating, 6.16%, 3/7/24  10,000 9,988
Western Union, 5.451%, 3/1/24  10,850 10,848
192,587
Non-4(2) 0.9%
Ovintiv, 6.153%, 3/20/24  20,000 19,932
19,932
Total Commercial Paper 212,519
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 2 2
Total Money Market Funds 2
Total Short-Term Investments
(Cost $212,533) 212,521
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 1,610 1,610
Total INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1,610

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 19,222 19,222
Total INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 19,222
Total Securities Lending Collateral
(Cost $20,832) 20,832
Total Investments in Securities 103.7%
(Cost $2,294,948) $ 2,272,354
Other Assets Less Liabilities (3.7)% (80,282)
Net Assets 100.0% $ 2,192,072
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$1,009,425 and represents 46.0% of net assets.
(2) All or a portion of this loan is unsettled as of February 29, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) All or a portion of this security is on loan at February 29, 2024.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(6) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $192,587 and represents 8.8% of net assets.
(7) Seven-day yield
(8) Affiliated Companies

T. ROWE PRICE Ultra Short-Term Bond Fund

1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
JPY Japanese Yen
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Devon
Energy, Baa2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/24 * 10,000 43 19 24
Protection Sold (Relevant Credit: Hess,
Baa3*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/24 * 10,000 47 54 (7)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 17
Total Centrally Cleared Swaps 17
Net payments (receipts) of variation margin to date (17)
Variation margin receivable (payable) on centrally cleared swaps $ —
* Credit ratings as of February 29, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 5/13/24 USD 11,426 JPY 1,682,900 $ 69
Net unrealized gain (loss) on open forward
currency exchange contracts $ 69

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 22 U.S. Treasury Long Bond contracts 6/24 (2,624) $ (4)
Short, 752 U.S. Treasury Notes five year contracts 6/24 (80,393) (25)
Short, 355 U.S. Treasury Notes ten year contracts 6/24 (39,205) (9)
Short, 697 U.S. Treasury Notes two year contracts 6/24 (142,711) (40)
Short, 47 Ultra U.S. Treasury Notes ten year contracts 6/24 (5,366) (4)
Short, 253 Three Month SOFR Futures contracts 9/24 (60,018) 120
Long, 200 Three Month SOFR Futures contracts 3/25 47,750 (10)
Short, 200 Three Month SOFR Futures contracts 3/26 (48,143) 2
Net payments (receipts) of variation margin to date (109)
Variation margin receivable (payable) on open futures contracts $ (79)

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 677  ¤  ¤ $ 20,834
Total $ 20,834^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $20,834.

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Ultra Short-Term Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Ultra Short-Term Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash

T. ROWE PRICE Ultra Short-Term Bond Fund

flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,039,001 $ — $ 2,039,001
Short-Term Investments 2 212,519 — 212,521
Securities Lending Collateral 20,832 — — 20,832
Total Securities 20,834 2,251,520 — 2,272,354
Swaps* — 24 — 24
Forward Currency Exchange
Contracts — 69 — 69
Futures Contracts* 122 — — 122
Total $ 20,956 $ 2,251,613 $ — $ 2,272,569
Liabilities
Swaps* $ — $ 7 $ — $ 7
Futures Contracts* 92 — — 92
Total $ 92 $ 7 $ — $ 99
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Ultra Short-Term Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F188-054Q3 02/24